Amounts Due from Related Parties (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties	$ 8,924,824	$ 4,492,523
Wanjia Win-Win Investment Management Limited
Related Party Transaction [Line Items]
Amounts due from related parties	3,005,600
Kunshan Jingzhao Equity Investment Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	2,704,988	634,910
Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	856,879	1,546,260
Hangzhou Vanke Investment Management Company Limited
Related Party Transaction [Line Items]
Amounts due from related parties	778,562
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	729,933	191,677
Gopher investment Fund SPC
Related Party Transaction [Line Items]
Amounts due from related parties	506,374
Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	109,055	297,190
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	232,351	189,451
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Amounts due from related parties		22,472
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,082	1,030
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		$ 1,609,533